Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income	$ 18,115	$ 19,280
Adjustments for:
Depletion, depreciation and amortization expense	15,892	15,009
Accretion expense	172	183
Interest expense	3,382	2,263
Income tax expense	5,864	3,359
Unrealized gain on risk management contracts	(336)	(1,813)
Stock based compensation (Note 15)	1,075	790
Unrealized foreign exchange loss (gain)	10	(3)
Amortization of loan acquisition costs	195	128
Gain on sale of assets	(8)
Cash paid for interest	(2,990)	(1,742)
Cash paid for income taxes	(530)
Changes in non-cash working capital (Note 8)	(1,952)	1,193
Net cash from operating activities	38,889	38,647
Cash flows from investing activities
Additions to property, plant and equipment (Note 9)	(31,251)	(53,173)
Proceeds from sale of assets, net	8
Change in non-cash working capital (Note 8)	(4,965)	3,299
Net cash used in investing activities	(36,208)	(49,874)
Cash flows from financing activities
Proceeds from loans and borrowings	16,433	16,885
Repayment of loans and borrowings	(13,000)	(5,200)
Purchases of treasury stock	(1,154)
Principal paid on lease payments	(1,203)	(800)
Interest paid on lease payments	(82)	(103)
Proceeds from stock option exercises	46	6
Net cash from financing activities	1,040	10,788
Foreign exchange effect on cash and cash equivalents	(5)
Change in cash and cash equivalents	3,716	(439)
Cash and cash equivalents, beginning of year	598	1,037
Cash and cash equivalents, end of year	$ 4,314	$ 598